Construction Backlog (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Construction Backlog (Details) [Line Items]
Contract backlog, description					two contracts entered into during the third quarter of 2020 in the amount of approximately $4 million and approximately $2.95 million
Number of large contracts	1
Construction backlog contract amount		$ 1,300,000	$ 870,000		$ 780,000
Number of large contracts		1		1
Cancellation of construction backlog contract amount			$ (1,300,000)		$ 16,900,000
ATCO Structures and Logistics (USA) Inc. [Member]
Construction Backlog (Details) [Line Items]
Construction backlog contract amount				$ 5,771,200
Exclusive License Agreement Member
Construction Backlog (Details) [Line Items]
Number of large contracts				3
Exclusive License Agreement Member | Contract One [Member]
Construction Backlog (Details) [Line Items]
Construction backlog contract amount				$ 2,700,000
Exclusive License Agreement Member | Contract Two [Member]
Construction Backlog (Details) [Line Items]
Construction backlog contract amount				800,000
Exclusive License Agreement Member | Contract Three [Member]
Construction Backlog (Details) [Line Items]
Construction backlog contract amount				$ 700,000